As filed with the Securities and Exchange Commission on October 9, 2012

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                           ☐

Post-Effective Amendment No. 96        ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940        ☐

Amendment No. 97        ☑

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on September 28, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No 96 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 9th day of October 2012.

PACIFIC SELECT FUND

By:	/s/ J.G. Lallande
J.G. Lallande

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 96 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

	Chairman of the Board and Trustee	October 9, 2012
James T. Morris*

	Chief Executive Officer	October 9, 2012
Mary Ann Brown*

	Vice President and Treasurer (Principal Financial and	October 9, 2012
Brian D. Klemens*	Accounting Officer)

	Trustee	October 9, 2012
Gale K. Caruso*

	Trustee	October 9, 2012
Lucie H. Moore*

	Trustee	October 9, 2012
G. Thomas Willis*

	Trustee	October 9, 2012
Frederick L. Blackmon*

	Trustee	October 9, 2012
Nooruddin S. Veerjee*

*By:	/s/ J.G. Lallande	October 9, 2012
J.G. Lallande as attorney-in-fact pursuant to power of attorney filed herewith.

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def